UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

811-21836
(Investment Company Act file number)

Index Funds
(Exact name of registrant as specified in charter)

1155 Kelly Johnson Boulevard, Suite 111
Colorado Springs, Colorado 80920
(Address of principal executive offices) (Zip code)

(800) 788-5680
(Registrant's telephone number)

Michael G. Willis
1155 Kelly Johnson Boulevard, Suite 111
Colorado Springs, Colorado 80920
(Name and Address of Agent for Service)

Date of fiscal year end: March 31

Date of reporting period: October 1, 2016 – December 31, 2016

Item 1. Schedule of Investments.

Schedule of Investments
Index Funds S&P 500 Equal Weight
December 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS: 98.54%
Basic Materials: 3.49%
Air Products & Chemicals, Inc.	110	$15,820
Albemarle Corp.	182	15,667
CF Industries Holdings, Inc.	533	16,779
Dow Chemical Co.	286	16,365
Eastman Chemical Co.	214	16,095
EI du Pont de Nemours & Co.	221	16,221
FMC Corp.	281	15,893
Freeport-McMoRan, Inc.(a)	1,048	13,823
International Flavors & Fragrances, Inc.	132	15,554
International Paper Co.	307	16,290
LyondellBasell Industries NV, Class A	187	16,041
Monsanto Co.	158	16,623
Mosaic Co.	525	15,398
Newmont Mining Corp.	503	17,137
Nucor Corp.	253	15,059
PPG Industries, Inc.	166	15,730
Praxair, Inc.	133	15,586
Sherwin-Williams Co.	61	16,393
		286,474

Communications: 6.48%
Alphabet, Inc., Class A(a)	10	7,924
Alphabet, Inc., Class C(a)	10	7,718
Amazon.com, Inc.(a)	21	15,747
AT&T, Inc.	409	17,395
CBS Corp., Class B Non-Voting	264	16,796
CenturyLink, Inc.	684	16,265
Charter Communications, Inc., Class A(a)	59	16,987
Cisco Systems, Inc.	549	16,591
Comcast Corp., Class A	238	16,434
Discovery Communications, Inc., Class A(a)	232	6,359
Discovery Communications, Inc., Class C(a)	345	9,239
eBay, Inc.(a)	551	16,359
Expedia, Inc.	133	15,066
F5 Networks, Inc.(a)	116	16,788
Facebook, Inc., Class A(a)	138	15,877
Frontier Communications Corp.	4,498	15,203
Interpublic Group of Cos., Inc.	690	16,153
Juniper Networks, Inc.	580	16,391
Level 3 Communications, Inc.(a)	294	16,570
Motorola Solutions, Inc.	199	16,495
Netflix, Inc.(a)	134	16,589
News Corp., Class A	1,035	11,861
News Corp., Class B	326	3,847
Omnicom Group, Inc.	190	16,171
Priceline Group, Inc.(a)	11	16,127
	Shares	Value
Communications (continued)
Scripps Networks Interactive, Inc., Class A	230	$16,415
Symantec Corp.	665	15,887
TEGNA, Inc.	714	15,272
Time Warner, Inc.	173	16,700
TripAdvisor, Inc.(a)	335	15,534
Twenty-First Century Fox, Inc., Class A	403	11,300
Twenty-First Century Fox, Inc., Class B	184	5,014
VeriSign, Inc.(a)	201	15,290
Verizon Communications, Inc.	321	17,135
Viacom, Inc., Class B	427	14,988
Walt Disney Co.	157	16,363
Yahoo!, Inc.(a)	395	15,275
		532,125

Consumer, Cyclical: 14.07%
Advance Auto Parts, Inc.	94	15,897
Alaska Air Group, Inc.	184	16,326
American Airlines Group, Inc.	333	15,548
AutoNation, Inc.(a)	337	16,395
AutoZone, Inc.(a)	21	16,586
Bed Bath & Beyond, Inc.	343	13,940
Best Buy Co., Inc.	337	14,380
BorgWarner, Inc.	394	15,539
CarMax, Inc.(a)	263	16,935
Carnival Corp.	309	16,087
Chipotle Mexican Grill, Inc.(a)	45	16,979
Coach, Inc.	428	14,989
Costco Wholesale Corp.	103	16,491
CVS Health Corp.	206	16,255
Darden Restaurants, Inc.	210	15,271
Delphi Automotive PLC	231	15,558
Delta Air Lines, Inc.	319	15,692
Dollar General Corp.	214	15,851
Dollar Tree, Inc.(a)	188	14,510
DR Horton, Inc.	572	15,633
Fastenal Co.	337	15,832
Foot Locker, Inc.	211	14,958
Ford Motor Co.	1,253	15,199
Gap, Inc.	636	14,272
General Motors Co.	438	15,260
Genuine Parts Co.	167	15,955
Goodyear Tire & Rubber Co.	513	15,836
Hanesbrands, Inc.	721	15,552
Harley-Davidson, Inc.	271	15,810
Harman International Industries, Inc.	150	16,674
Hasbro, Inc.	192	14,936
Home Depot, Inc.	124	16,626
Kohl's Corp.	287	14,172
L Brands, Inc.	222	14,616
Leggett & Platt, Inc.	331	16,179
Lennar Corp., Class A	368	15,798
LKQ Corp.(a)	481	14,743
Lowe's Cos., Inc.	221	15,718
Macy's, Inc.	389	13,930

	Shares	Value
Consumer, Cyclical (continued)
Marriott International, Inc., Class A	198	$16,371
Mattel, Inc.	560	15,428
McDonald's Corp.	136	16,554
Michael Kors Holdings, Ltd.(a)	334	14,355
Mohawk Industries, Inc.(a)	83	16,573
Newell Brands, Inc.	363	16,208
NIKE, Inc., Class B	319	16,215
Nordstrom, Inc.	272	13,037
O'Reilly Automotive, Inc.(a)	60	16,705
PACCAR, Inc.	244	15,592
PulteGroup, Inc.	842	15,476
PVH Corp.	155	13,987
Ralph Lauren Corp.	151	13,638
Ross Stores, Inc.	244	16,006
Royal Caribbean Cruises, Ltd.	192	15,752
Signet Jewelers, Ltd.	167	15,741
Southwest Airlines Co.	332	16,547
Staples, Inc.	1,649	14,923
Starbucks Corp.	281	15,601
Target Corp.	213	15,385
Tiffany & Co.	194	15,021
TJX Cos., Inc.	212	15,928
Tractor Supply Co.	213	16,148
Ulta Salon Cosmetics & Fragrance, Inc.(a)	66	16,826
Under Armour, Inc., Class A(a)	266	7,727
Under Armour, Inc., Class C(a)	268	6,746
United Continental Holdings, Inc.(a)	220	16,034
Urban Outfitters, Inc.(a)	483	13,756
VF Corp.	292	15,578
Walgreens Boots Alliance, Inc.	191	15,807
Wal-Mart Stores, Inc.	236	16,312
Whirlpool Corp.	95	17,268
WW Grainger, Inc.	69	16,025
Wyndham Worldwide Corp.	212	16,190
Wynn Resorts, Ltd.	180	15,572
Yum! Brands, Inc.	256	16,212
		1,154,172

Consumer, Non-Cyclical: 20.85%
Abbott Laboratories	421	16,171
AbbVie, Inc.	268	16,782
Aetna, Inc.	128	15,873
Alexion Pharmaceuticals, Inc.(a)	125	15,294
Allergan PLC(a)	86	18,061
Altria Group, Inc.	249	16,837
AmerisourceBergen Corp.	209	16,342
Amgen, Inc.	115	16,814
Anthem, Inc.	113	16,246
Archer-Daniels-Midland Co.	355	16,206
Automatic Data Processing, Inc.	168	17,267
Avery Dennison Corp.	227	15,940
Baxter International, Inc.	368	16,317
Becton Dickinson and Co.	99	16,389
Biogen, Inc.(a)	57	16,164
	Shares	Value
Consumer, Non-Cyclical (continued)
Boston Scientific Corp.(a)	793	$17,153
Bristol-Myers Squibb Co.	289	16,889
Brown-Forman Corp., Class B	360	16,171
Campbell Soup Co.	279	16,871
Cardinal Health, Inc.	226	16,265
Celgene Corp.(a)	145	16,784
Centene Corp.(a)	291	16,444
Church & Dwight Co., Inc.	372	16,439
Cigna Corp.	122	16,274
Cintas Corp.	137	15,832
Clorox Co.	143	17,163
Coca-Cola Co.	393	16,294
Colgate-Palmolive Co.	249	16,295
Conagra Brands, Inc.	429	16,967
Constellation Brands, Inc., Class A	108	16,557
Cooper Cos., Inc.	97	16,968
Coty, Inc., Class A	862	15,783
CR Bard, Inc.	76	17,074
Danaher Corp.	211	16,424
DaVita, Inc.(a)	248	15,922
DENTSPLY SIRONA, Inc.	280	16,164
Dr. Pepper Snapple Group, Inc.	184	16,683
Ecolab, Inc.	137	16,059
Edwards Lifesciences Corp.(a)	183	17,147
Eli Lilly & Co.	243	17,873
Endo International PLC(a)	1,055	17,376
Envision Healthcare Corp.(a)	230	14,557
Equifax, Inc.	141	16,670
Estee Lauder Cos., Inc., Class A	207	15,833
Express Scripts Holding Co.(a)	228	15,684
General Mills, Inc.	261	16,122
Gilead Sciences, Inc.	227	16,255
Global Payments, Inc.	229	15,895
H&R Block, Inc.	719	16,530
HCA Holdings, Inc.(a)	225	16,654
Henry Schein, Inc.(a)	108	16,385
Hershey Co.	165	17,066
Hologic, Inc.(a)	423	16,971
Hormel Foods Corp.	480	16,709
Humana, Inc.	81	16,526
Illumina, Inc.(a)	134	17,157
Intuitive Surgical, Inc.(a)	26	16,488
JM Smucker Co.	127	16,264
Johnson & Johnson	147	16,936
Kellogg Co.	226	16,658
Kimberly-Clark Corp.	144	16,433
Kraft Heinz Co.	197	17,202
Kroger Co.	475	16,392
Laboratory Corp. of America Holdings(a)	129	16,561
Mallinckrodt PLC(a)	314	15,643
McCormick & Co., Inc., Non-Voting Shares	179	16,706
McKesson Corp.	113	15,871
Mead Johnson Nutrition Co.	224	15,850
Medtronic PLC	225	16,027

	Shares	Value
Consumer, Non-Cyclical (continued)
Merck & Co., Inc.	270	$15,895
Molson Coors Brewing Co., Class B	167	16,251
Mondelez International, Inc., Class A	394	17,466
Monster Beverage Corp.(a)	375	16,628
Moody's Corp.	165	15,555
Mylan NV(a)	452	17,244
Nielsen Holdings PLC	386	16,193
Patterson Cos., Inc.	409	16,781
PayPal Holdings, Inc.(a)	416	16,420
PepsiCo, Inc.	159	16,636
Perrigo Co. PLC	200	16,646
Pfizer, Inc.	521	16,922
Philip Morris International, Inc.	183	16,743
Procter & Gamble Co.	196	16,480
Quanta Services, Inc.(a)	464	16,170
Quest Diagnostics, Inc.	181	16,634
Regeneron Pharmaceuticals, Inc.(a)	44	16,152
Reynolds American, Inc.	299	16,756
Robert Half International, Inc.	341	16,634
S&P Global, Inc.	144	15,486
St. Jude Medical, Inc.	206	16,519
Stryker Corp.	142	17,013
Sysco Corp.	299	16,556
Total System Services, Inc.	332	16,278
Tyson Foods, Inc., Class A	267	16,469
United Rentals, Inc.(a)	153	16,154
UnitedHealth Group, Inc.	103	16,484
Universal Health Services, Inc., Class B	147	15,638
Varian Medical Systems, Inc.(a)	181	16,250
Verisk Analytics, Inc.(a)	199	16,153
Vertex Pharmaceuticals, Inc.(a)	215	15,839
Western Union Co.	750	16,290
Whole Foods Market, Inc.	515	15,841
Zimmer Biomet Holdings, Inc.	157	16,202
Zoetis, Inc.	318	17,023
		1,711,020

Energy: 7.19%
Anadarko Petroleum Corp.	234	16,317
Apache Corp.	248	15,741
Baker Hughes, Inc.	249	16,178
Cabot Oil & Gas Corp.	690	16,118
Chesapeake Energy Corp.(a)	2,138	15,009
Chevron Corp.	143	16,831
Cimarex Energy Co.	117	15,900
Concho Resources, Inc.(a)	116	15,382
ConocoPhillips	325	16,295
Devon Energy Corp.	343	15,665
EOG Resources, Inc.	155	15,670
EQT Corp.	221	14,453
Exxon Mobil Corp.	185	16,698
First Solar, Inc.(a)	492	15,788
FMC Technologies, Inc.(a)	467	16,593
Halliburton Co.	305	16,497
Helmerich & Payne, Inc.	202	15,635
	Shares	Value
Energy (continued)
Hess Corp.	263	$16,382
Kinder Morgan, Inc.	783	16,216
Marathon Oil Corp.	905	15,666
Marathon Petroleum Corp.	334	16,817
Murphy Oil Corp.	501	15,596
National Oilwell Varco, Inc.	415	15,538
Newfield Exploration Co.(a)	345	13,973
Noble Energy, Inc.	420	15,985
Occidental Petroleum Corp.	234	16,668
ONEOK, Inc.	290	16,649
Phillips 66	189	16,331
Pioneer Natural Resources Co.	88	15,846
Range Resources Corp.	426	14,637
Schlumberger, Ltd.	195	16,370
Southwestern Energy Co.(a)	1,309	14,163
Spectra Energy Corp.	404	16,600
Tesoro Corp.	183	16,003
Transocean, Ltd.(a)	1,071	15,787
Valero Energy Corp.	243	16,602
Williams Cos., Inc.	547	17,034
		589,633

Financials: 18.53%
Affiliated Managers Group, Inc.(a)	102	14,821
Aflac, Inc.	239	16,634
Alliance Data Systems Corp.	71	16,224
Allstate Corp.	228	16,899
American Express Co.	221	16,372
American International Group, Inc.	251	16,393
American Tower Corp., REIT	160	16,909
Ameriprise Financial, Inc.	139	15,421
Aon PLC	146	16,283
Apartment Investment & Management Co., REIT, Class A	390	17,726
Arthur J Gallagher & Co.	325	16,887
Assurant, Inc.	179	16,622
AvalonBay Communities, Inc., REIT	98	17,361
Bank of America Corp.	715	15,802
Bank of New York Mellon Corp.	340	16,109
BB&T Corp.	349	16,410
Berkshire Hathaway, Inc., Class B(a)	100	16,298
BlackRock, Inc.	42	15,983
Boston Properties, Inc., REIT	128	16,100
Capital One Financial Corp.	183	15,965
CBRE Group, Inc., Class A(a)	503	15,839
Charles Schwab Corp.	420	16,577
Chubb, Ltd.	125	16,515
Cincinnati Financial Corp.	211	15,983
Citigroup, Inc.	275	16,343
Citizens Financial Group, Inc.	465	16,568
CME Group, Inc.	134	15,457
Comerica, Inc.	236	16,074
Crown Castle International Corp., REIT	193	16,747
Digital Realty Trust, Inc., REIT	176	17,294
Discover Financial Services	227	16,364

	Shares	Value
Financials (continued)
E*Trade Financial Corp.(a)	463	$16,043
Equinix, Inc., REIT	48	17,156
Equity Residential, REIT	263	16,927
Essex Property Trust, Inc., REIT	75	17,438
Extra Space Storage, Inc., REIT	220	16,993
Federal Realty Investment Trust, REIT	117	16,627
Fifth Third Bancorp	614	16,560
Franklin Resources, Inc.	403	15,951
General Growth Properties, Inc., REIT	630	15,737
Goldman Sachs Group, Inc.	68	16,283
Hartford Financial Services Group, Inc.	340	16,201
HCP, Inc., REIT	550	16,346
Host Hotels & Resorts, Inc., REIT	861	16,221
Huntington Bancshares, Inc.	1,222	16,155
Intercontinental Exchange, Inc.	277	15,628
Invesco, Ltd.	503	15,261
Iron Mountain, Inc., REIT	476	15,460
JPMorgan Chase & Co.	193	16,654
KeyCorp	894	16,333
Kimco Realty Corp., REIT	635	15,977
Leucadia National Corp.	688	15,996
Lincoln National Corp.	242	16,037
Loews Corp.	348	16,297
M&T Bank Corp.	107	16,738
Macerich Co., REIT	232	16,435
Marsh & McLennan Cos., Inc.	238	16,086
MasterCard, Inc., Class A	158	16,314
MetLife, Inc.	288	15,520
Mid-America Apartment Communities, Inc., REIT	177	17,332
Morgan Stanley	377	15,928
NASDAQ, Inc.	241	16,176
Navient Corp.	954	15,674
Northern Trust Corp.	185	16,474
People's United Financial, Inc.	828	16,030
PNC Financial Services Group, Inc.	144	16,842
Principal Financial Group, Inc.	274	15,854
Progressive Corp.	482	17,111
Prologis, Inc., REIT	315	16,629
Prudential Financial, Inc.	156	16,233
Public Storage, REIT	75	16,763
Realty Income Corp., REIT	297	17,072
Regions Financial Corp.	1,131	16,241
Simon Property Group, Inc., REIT	90	15,990
SL Green Realty Corp., REIT	149	16,025
State Street Corp.	205	15,933
SunTrust Banks, Inc.	301	16,510
Synchrony Financial	452	16,394
T Rowe Price Group, Inc.	216	16,256
Torchmark Corp.	224	16,522
Travelers Cos., Inc.	138	16,894
UDR, Inc., REIT	482	17,583
Unum Group	379	16,649
US Bancorp	317	16,284
Ventas, Inc., REIT	264	16,505
Visa, Inc., Class A	209	16,306
	Shares	Value
Financials (continued)
Vornado Realty Trust, REIT	160	$16,699
Wells Fargo & Co.	289	15,927
Welltower, Inc., REIT	251	16,799
Weyerhaeuser Co., REIT	505	15,195
Willis Towers Watson PLC	134	16,386
XL Group, Ltd.	446	16,618
Zions Bancorporation	382	16,441
		1,520,629

Industrials: 13.25%
3M Co.	92	16,428
Acuity Brands, Inc.	66	15,237
Agilent Technologies, Inc.	357	16,265
Allegion PLC	251	16,064
AMETEK, Inc.	325	15,795
Amphenol Corp., Class A	241	16,195
Arconic, Inc.	757	14,035
Ball Corp.	215	16,140
Boeing Co.	105	16,346
Caterpillar, Inc.	173	16,044
CH Robinson Worldwide, Inc.	214	15,678
Corning, Inc.	672	16,310
CSX Corp.	443	15,917
Cummins, Inc.	116	15,854
Deere & Co.	159	16,383
Dover Corp.	215	16,110
Eaton Corp. PLC	237	15,900
Emerson Electric Co.	287	16,000
Expeditors International of Washington, Inc.	299	15,835
FedEx Corp.	84	15,641
FLIR Systems, Inc.	449	16,249
Flowserve Corp.	319	15,328
Fluor Corp.	289	15,178
Fortive Corp.	306	16,411
Fortune Brands Home & Security, Inc.	293	15,664
Garmin, Ltd.	330	16,002
General Dynamics Corp.	94	16,230
General Electric Co.	519	16,400
Harris Corp.	156	15,985
Honeywell International, Inc.	142	16,451
Illinois Tool Works, Inc.	130	15,920
Ingersoll-Rand PLC	210	15,758
Jacobs Engineering Group, Inc.(a)	268	15,276
JB Hunt Transport Services, Inc.	166	16,114
Johnson Controls International plc	377	15,529
Kansas City Southern	192	16,291
L-3 Technologies, Inc.	104	15,820
Lockheed Martin Corp.	64	15,996
Martin Marietta Materials, Inc.	71	15,729
Masco Corp.	506	16,000
Mettler-Toledo International, Inc.(a)	39	16,324
Norfolk Southern Corp.	149	16,102
Northrop Grumman Corp.	69	16,048
Parker-Hannifin Corp.	116	16,240

	Shares	Value
Industrials (continued)
Pentair PLC	274	$15,363
PerkinElmer, Inc.	308	16,062
Raytheon Co.	113	16,046
Republic Services, Inc.	292	16,659
Rockwell Automation, Inc.	118	15,859
Rockwell Collins, Inc.	175	16,233
Roper Technologies, Inc.	89	16,294
Ryder System, Inc.	201	14,962
Sealed Air Corp.	343	15,552
Snap-on, Inc.	94	16,099
Stanley Black & Decker, Inc.	137	15,713
Stericycle, Inc.(a)	222	17,103
TE Connectivity, Ltd.	233	16,142
Textron, Inc.	341	16,559
Thermo Fisher Scientific, Inc.	114	16,085
TransDigm Group, Inc.	66	16,431
Union Pacific Corp.	157	16,278
United Parcel Service, Inc., Class B	138	15,820
United Technologies Corp.	150	16,443
Vulcan Materials Co.	128	16,019
Waste Management, Inc.	236	16,735
Waters Corp.(a)	118	15,858
WestRock Co.	315	15,993
Xylem, Inc.	321	15,896
		1,087,426

Technology: 8.95%
Accenture PLC, Class A	134	15,696
Activision Blizzard, Inc.	449	16,213
Adobe Systems, Inc.(a)	158	16,266
Akamai Technologies, Inc.(a)	254	16,937
Analog Devices, Inc.	226	16,412
Apple, Inc.	145	16,794
Applied Materials, Inc.	510	16,458
Autodesk, Inc.(a)	204	15,098
Broadcom, Ltd.	92	16,263
CA, Inc.	521	16,552
Cerner Corp.(a)	341	16,153
Citrix Systems, Inc.(a)	185	16,522
Cognizant Technology Solutions Corp., Class A(a)	296	16,585
CSRA, Inc.	505	16,079
Dun & Bradstreet Corp.	134	16,257
Electronic Arts, Inc.(a)	210	16,540
Fidelity National Information Services, Inc.	218	16,490
Fiserv, Inc.(a)	158	16,792
Hewlett Packard Enterprise Co.	674	15,596
HP, Inc.	1,046	15,523
Intel Corp.	462	16,757
International Business Machines Corp.	99	16,433
Intuit, Inc.	141	16,160
KLA-Tencor Corp.	214	16,838
Lam Research Corp.	159	16,811
Linear Technology Corp.	264	16,460
	Shares	Value
Technology (continued)
Microchip Technology, Inc.	256	$16,422
Micron Technology, Inc.(a)	805	17,646
Microsoft Corp.	266	16,529
NetApp, Inc.	453	15,977
NVIDIA Corp.	180	19,213
Oracle Corp.	407	15,649
Paychex, Inc.	274	16,681
Pitney Bowes, Inc.	1,042	15,828
Qorvo, Inc.(a)	292	15,397
QUALCOMM, Inc.	241	15,713
Red Hat, Inc.(a)	210	14,637
salesforce.com, Inc.(a)	232	15,883
Seagate Technology PLC	419	15,993
Skyworks Solutions, Inc.	215	16,052
Teradata Corp.(a)	577	15,677
Texas Instruments, Inc.	229	16,710
Western Digital Corp.	244	16,580
Xerox Corp.	1,745	15,234
Xilinx, Inc.	295	17,809
		734,315

Utilities: 5.73%
AES Corp.	1,385	16,094
Alliant Energy Corp.	448	16,975
Ameren Corp.	325	17,049
American Electric Power Co., Inc.	271	17,062
American Water Works Co., Inc.	226	16,353
CenterPoint Energy, Inc.	676	16,657
CMS Energy Corp.	401	16,690
Consolidated Edison, Inc.	231	17,020
Dominion Resources, Inc.	221	16,926
DTE Energy Co.	169	16,648
Duke Energy Corp.	218	16,921
Edison International	236	16,990
Entergy Corp.	233	17,118
Eversource Energy	307	16,956
Exelon Corp.	473	16,787
FirstEnergy Corp.	537	16,631
NextEra Energy, Inc.	142	16,963
NiSource, Inc.	758	16,782
NRG Energy, Inc.	1,284	15,742
PG&E Corp.	278	16,894
Pinnacle West Capital Corp.	217	16,932
PPL Corp.	493	16,787
Public Service Enterprise Group, Inc.	387	16,981
SCANA Corp.	227	16,635
Sempra Energy	164	16,505
Southern Co.	344	16,921
WEC Energy Group, Inc.	289	16,950

	Shares	Value
Utilities (continued)
Xcel Energy, Inc.	414	$16,850
		469,819

Total Common Stocks
(Cost $8,056,052)		8,085,613

Total Investments: 98.54%
(Cost $8,056,052)		8,085,613

Other Assets In Excess Of Liabilities: 1.46%		120,071

Net Assets: 100.00%		$8,205,684

(a)	Non-income producing security.

See Notes to Quarterly Schedule of Investments

Index Funds S&P 500 Equal Weight	Notes to Quarterly Schedule of Investments
December 31, 2016 (unaudited)

1. ORGANIZATION

The Index Funds S&P 500 Equal Weight (the "Fund") is a separate series of Index Funds, an open-end management investment company that was organized as a trust under the laws of the State of Delaware on November 9, 2005 (the "Trust"). The Trust was previously known as "Giant 5 Funds", and changed its name to "Index Funds" in February 2014. The Fund currently offers one class of shares: No Load Shares. The Fund is diversified, as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund seeks to achieve its investment objective by investing in a portfolio of assets whose performance, before fees and expenses, is expected to match approximately the performance of the Standard & Poor's 500 Equal Weight Index (the "Index"). The Fund expects that its portfolio will consist primarily of securities of issuers included in the Index. The Index is designed to measure the performance of approximately 500 U.S. issuers chosen for market size, liquidity and industry grouping, among other factors.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). The Fund is considered an investment company for financial reporting purposes under GAAP.

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in financial statements. Actual results could differ from those estimates.

Investment Valuation — The Fund's portfolio securities are valued as of the close of trading of the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern Time). Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded. Money market funds, representing short-term investments, are valued at their daily net asset value. Securities that are traded on the Nasdaq Stock Market, Inc. are valued at the Nasdaq Official Closing Price or if no sale is reported, the mean between the bid and the ask. Securities which are traded over-the-counter are valued at the last sale price or, if no sale, at the mean between the bid and the ask. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser in accordance with procedures approved by the Board of Trustees (the "Board"). The fair value of a security is the amount which the Fund might reasonably expect to receive upon a current sale. The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the New York Stock Exchange. As of December 31, 2016 there were no securities that were internally fair valued.

Fair Value Measurements — A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Various inputs are used in determining the value of the Fund's investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 —	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 —
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 —
Significant unobservable prices or inputs (including the Fund's own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Index Funds S&P 500 Equal Weight	Notes to Quarterly Schedule of Investments
December 31, 2016 (unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Fund to measure fair value during the period ended December 31, 2016 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund's investments as of December 31, 2016:

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Index Funds S&P 500 Equal Weight
Common Stocks	$8,085,613	$–	$–	$8,085,613
TOTAL	$8,085,613	$–	$–	$8,085,613

*	See Schedule of Investments for industry classification.

It is the Fund's policy to recognize transfers between levels at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended December 31, 2016.

For the period ended December 31, 2016, the Fund did not have any unobservable inputs (Level 3) used in determining fair value.

3. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (TAX BASIS)

The amount of net unrealized appreciation and the cost of investment securities for tax purposes, including short-term securities, but excluding other financial instruments at December 31, 2016 are as follows:
	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation	Cost of Investments for Income Tax Purposes
Index Funds S&P 500 Equal Weight	$290,973	$(275,234)	$15,739	$8,069,874

The difference between book basis and tax basis net unrealized appreciation for the Fund is primarily attributable to tax adjustments.

Item 2. Controls and Procedures.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certification required by Rule 30a-2 under the Investment Company Act of 1940, as amended, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Index Funds

By:	/s/ Michael G. Willis
Michael G. Willis, President
(Principal Executive Officer)
Date:	February 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael G. Willis
Michael G. Willis, President
(Principal Executive Officer)
Date:	February 27, 2017

By:	/s/ Michael G. Willis
Michael G. Willis, President
(Principal Financial Officer)
Date:	February 27, 2017